Plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Plant and equipment, net [Abstract]
Schedule of Plant and Equipment
	December 31,
	2014	2013

Leasehold improvements	$36	$36
Machinery and equipment	1	447
Vehicles and office equipment	19	112
Total	56	595
Less: accumulated depreciation	(42)	(372)
Plant and equipment, net	$14	$223